Borrowings and financial liabilities - Sensitivity analysis (Details) - EUR (€) € in Millions		12 Months Ended
	Sep. 10, 2018	Dec. 31, 2022
Non-convertible Bonds And Convertible Notes To Kreos, 2021
Borrowings and financial liabilities
Prepayment Notice Period		30 days
Discount Rate Prepayment Calculation		10.00%
Amount to be received upon conversion event in percentage of total interest paid		10.00%
Non-convertible bonds to Kreos
Borrowings and financial liabilities
Fair value of the debt component (in thousands of €)		€ 0.9
Prepayment Notice Period	30 days
Discount Rate Prepayment Calculation	10.00%
Financial liability determined using the amortized cost method		€ 0.9